UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $47,024
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                    FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE OF                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE  SHARED  NONE
ABBOTT LABS                      COM             002824100     2,460     50,650   SH           SOLE      NONE      50,650
ALLTEL CORP                      COM             020039103       225      4,049   SH           SOLE      NONE       4,049
AMGEN INC                        COM             031162100       725     10,134   SH           SOLE      NONE      10,134
AUTODESK INC                     COM             052769106       220      6,333   SH           SOLE      NONE       6,333
BERKSHIRE HATHAWAY INC DEL       CL B            084670207       263         83   SH           SOLE      NONE          83
BP PLC                           SPONSORED ADR   055622104       535      8,165   SH           SOLE      NONE       8,165
BROWN & BROWN INC                COM             115236101       236      7,715   SH           SOLE      NONE       7,715
CAMPBELL SOUP CO                 COM             134429109     9,067    248,418   SH           SOLE      NONE     248,418
CB RICHARD ELLIS GROUP INC       CL A            12497T101       216      8,765   SH           SOLE      NONE       8,765
CHEVRON CORP NEW                 COM             166764100       588      9,058   SH           SOLE      NONE       9,058
CISCO SYS INC                    COM             17275R102       331     14,401   SH           SOLE      NONE      14,401
COMCAST CORP NEW                 CL A            20030N101     2,083     56,459   SH           SOLE      NONE      56,459
EPIX PHARMACEUTICALS INC         COM NEW         26881Q309        83     19,999   SH           SOLE      NONE      19,999
EXXON MOBIL CORP                 COM             30231G102    11,626    173,260   SH           SOLE      NONE     173,260
FASTENAL CO                      COM             311900104       217      5,620   SH           SOLE      NONE       5,620
GENERAL ELECTRIC CO              COM             369604103     3,652    103,457   SH           SOLE      NONE     103,457
IMCLONE SYS INC                  COM             45245W109       283     10,000   SH           SOLE      NONE      10,000
J P MORGAN CHASE & CO            COM             46625H100       854     18,176   SH           SOLE      NONE      18,176
MAXIM INTEGRATED PRODS INC       COM             57772K101       599     21,328   SH           SOLE      NONE      21,328
MERCK & CO INC                   COM             589331107       201      4,805   SH           SOLE      NONE       4,805
MILLIPORE CORP                   COM             601073109       232      3,785   SH           SOLE      NONE       3,785
MOHAWK INDS INC                  COM             608190104       318      4,275   SH           SOLE      NONE       4,275
NORTEL NETWORKS CORP  NEW        COM             656568102        46     19,979   SH           SOLE      NONE      19,979
O REILLY AUTOMOTIVE INC          COM             686091109       276      8,300   SH           SOLE      NONE       8,300
ORACLE CORP                      COM             68389X105     1,472     82,991   SH           SOLE      NONE      82,991
PENNEY JC INC                    COM             708160106       477      6,981   SH           SOLE      NONE       6,981
SUN MICROSYSTEMS INC             COM             866810104       162     32,770   SH           SOLE      NONE      32,770
WELLS FARGO & CO NEW             COM             949746101     9,577    264,710   SH           SOLE      NONE     264,710

                                                              47,024

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